GOODWILL - Movements in goodwill (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	$ 185,295
Goodwill at end of period	185,141	$ 185,295
Argentina
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	184,105	48,617
Additions by merger		135,488
Goodwill at end of period	184,105	184,105
Abroad business
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	1,190	1,048
Currency translation adjustments	(154)	142
Goodwill at end of period	$ 1,036	$ 1,190